Capital Commitments (Details) - Schedule of Capital Commitments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	$ 26,630	$ 27,182
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,895)	(4,315)
Less: Amounts paid and recognized as prepayments on property, plant and equipment		(6,860)
Contracted for but not provided in the Consolidated Financial Statement	$ 14,735	$ 16,007